Average Annual Total Returns{- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-16 - Fidelity® Emerging Markets Index Fund	Fidelity Emerging Markets Index Fund Return Before Taxes Past 1 year	Fidelity Emerging Markets Index Fund Return Before Taxes Past 5 years	Fidelity Emerging Markets Index Fund Return Before Taxes Since Inception		Fidelity Emerging Markets Index Fund After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Index Fund After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Index Fund After Taxes on Distributions Since Inception		Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Past 5 years	MC041 Since Inception		IXZ94 Past 1 year	IXZ94 Past 5 years	IXZ94 Since Inception
Total	17.82%	12.75%	4.77%	[1]	17.47%	12.24%	4.31%	[1]	10.91%	10.14%	3.71%	[1]	18.32%	12.84%	5.15%	[1]	18.32%	12.96%	5.37%	[1]

[1]	(a)From September 8, 2011